    As filed with the Securities and Exchange Commission on August 30, 2002.
                                                               File No. 33-83656
                                                                       811-08772

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 10 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.       Exact name of trust: Separate Account Five

B.       Name of depositor: Hartford Life Insurance Company

C.       Complete address of depositor's principal executive offices:

         P.O. Box 2999
         Hartford, CT  06104-2999

D.       Name and complete address of agent for service:

         Marianne O'Doherty
         Hartford Life Insurance Companies
         P.O. Box 2999
         Hartford, CT  06104-2999

         It is proposed that this filing will become effective:

         _____ immediately upon filing pursuant to paragraph (b) of Rule 485
         __X__ on August 30, 2002 pursuant to paragraph (b) of Rule 485
         _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         _____ on _______________, 2001 pursuant to paragraph (a)(1) of Rule 485
         _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.       Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

The Prospectus (including all financial statements therein) is incorporated in Part A of this Post-Effective Amendment No. 10 by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 (File No. 33-83656) as filed on April 10, 2002 and declared effective on May 1, 2002.

A Supplement to the Prospectus, dated August 30, 2002, is included in Part A of this Post-Effective Amendment.

                      PUTNAM CAPITAL MANAGER LIFE SERIES I
                             SEPARATE ACCOUNT FIVE
                        HARTFORD LIFE INSURANCE COMPANY

      SUPPLEMENT DATED AUGUST 30, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

On September 12, 2002, shareholders will vote on the proposed merger of Putnam VT Asia Pacific Growth Fund into Putnam VT International Growth Fund. If the proposed merger is approved, all assets of Putnam VT Asia Pacific Growth Fund will be transferred into Putnam VT International Growth Fund, and shareholders of Putnam VT Asia Pacific Growth Fund will receive shares of Putnam VT International Growth Fund. As a result, if any of your Contract Value is allocated to the Putnam VT Asia Pacific Growth Sub-Account within your Contract, that Contract Value may be allocated to the Putnam VT International Growth Sub-Account.

In the event that the proposed mergers are approved, all references and information contained in the prospectus for your Contract related to Putnam VT Asia Pacific Growth Fund and Putnam VT Technology Fund are deleted.

On September 12, 2002, the Board of Trustees for the Putnam Global Growth Fund will vote on a proposed name change to the Putnam Global Equity Fund. In the event that the proposed name change is approved, all references and information contained in the prospectus for your Contract related to Putnam Global Growth Fund are deleted and replaced with Putnam Global Equity Fund.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3874
33-83656

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2002

                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS
  Investments
    Number of Shares.....      58,314       221,029
                            =========    ==========
    Cost.................   $ 574,985    $2,288,901
                            =========    ==========
    Market Value.........   $ 315,478    $1,805,809
  Due from Hartford Life
   Insurance Company.....      --             3,385
  Receivable from fund
   shares sold...........         131        --
  Other assets...........      --            --
                            ---------    ----------
  Total Assets...........     315,609     1,809,194
                            ---------    ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         132        --
  Payable for fund shares
   purchased.............      --             3,386
  Other liabilities......      --            --
                            ---------    ----------
  Total Liabilities......         132         3,386
                            ---------    ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $ 315,477    $1,805,808
                            =========    ==========
  Units Owned by
   Participants..........      37,992       121,957
  Unit Values............   $8.303710    $14.806874

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                                                INTERNATIONAL
                            GLOBAL ASSET      GLOBAL     GROWTH AND   HIGH YIELD                 GROWTH AND
                           ALLOCATION FUND  GROWTH FUND  INCOME FUND     FUND      INCOME FUND   INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -----------  -----------  -----------  -----------  -------------
ASSETS
  Investments
    Number of Shares.....       118,931        503,918       792,433     463,246      160,857         31,752
                             ==========     ==========   ===========  ==========   ==========     ==========
    Cost.................    $1,935,224     $7,929,482   $17,912,819  $5,347,363   $2,064,437     $  388,441
                             ==========     ==========   ===========  ==========   ==========     ==========
    Market Value.........    $1,489,015     $4,071,656   $16,649,014  $3,201,032   $1,988,190     $  314,980
  Due from Hartford Life
   Insurance Company.....       --              --            14,543      --           --            --
  Receivable from fund
   shares sold...........           172            342       --            1,230           53             46
  Other assets...........             7             49            66           0       --            --
                             ----------     ----------   -----------  ----------   ----------     ----------
  Total Assets...........     1,489,194      4,072,047    16,663,623   3,202,262    1,988,243        315,026
                             ----------     ----------   -----------  ----------   ----------     ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           172            342       --            1,228           53             46
  Payable for fund shares
   purchased.............       --              --            14,573      --           --            --
  Other liabilities......       --              --           --           --                1             18
                             ----------     ----------   -----------  ----------   ----------     ----------
  Total Liabilities......           172            342        14,573       1,228           54             64
                             ----------     ----------   -----------  ----------   ----------     ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $1,489,022     $4,071,705   $16,649,050  $3,201,034   $1,988,189     $  314,962
                             ==========     ==========   ===========  ==========   ==========     ==========
  Units Owned by
   Participants..........        81,749        283,341       748,321     227,522      116,706         23,126
  Unit Values............    $18.214616     $14.370321   $ 22.248526  $14.069130   $17.035918     $13.619684

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                                          INTERNATIONAL NEW
                           INTERNATIONAL    OPPORTUNITIES
                            GROWTH FUND         FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------
ASSETS
  Investments
    Number of Shares.....        66,541          20,616
                             ==========      ==========
    Cost.................    $  970,192      $  218,764
                             ==========      ==========
    Market Value.........    $  789,844      $  197,914
  Due from Hartford Life
   Insurance Company.....       --             --
  Receivable from fund
   shares sold...........           137              46
  Other assets...........       --             --
                             ----------      ----------
  Total Assets...........       789,981         197,960
                             ----------      ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           143              46
  Payable for fund shares
   purchased.............       --             --
  Other liabilities......            16               6
                             ----------      ----------
  Total Liabilities......           159              52
                             ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $  789,822      $  197,908
                             ==========      ==========
  Units Owned by
   Participants..........        51,463          19,470
  Unit Values............    $15.347369      $10.164909

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                             NEW
                              MONEY     OPPORTUNITIES   NEW VALUE    UTILITIES GROWTH
                           MARKET FUND      FUND           FUND      AND INCOME FUND   VISTA FUND   VOYAGER FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -------------  ------------  ----------------  -----------  ------------
ASSETS
  Investments
    Number of Shares.....   5,467,919       441,415         85,610         148,351         72,623       411,283
                           ==========    ==========    ===========      ==========     ==========   ===========
    Cost.................  $5,467,919    $6,972,446    $ 1,094,955      $2,070,019     $1,239,275   $12,726,016
                           ==========    ==========    ===========      ==========     ==========   ===========
    Market Value.........  $5,467,919    $5,804,611    $ 1,036,734      $1,575,492     $  668,134   $ 9,780,304
  Due from Hartford Life
   Insurance Company.....      --               559        --             --                1,272         1,082
  Receivable from fund
   shares sold...........      20,654       --                 214             383         --           --
  Other assets...........       1,400           196        --                   16              6       --
                           ----------    ----------    -----------      ----------     ----------   -----------
  Total Assets...........   5,489,973     5,805,366      1,036,948       1,575,891        669,412     9,781,386
                           ----------    ----------    -----------      ----------     ----------   -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      20,687       --                 214             383         --           --
  Payable for fund shares
   purchased.............      --               563        --             --                1,272         1,103
  Other liabilities......      --           --                  21        --               --                99
                           ----------    ----------    -----------      ----------     ----------   -----------
  Total Liabilities......      20,687           563            235             383          1,272         1,202
                           ----------    ----------    -----------      ----------     ----------   -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $5,469,286    $5,804,803    $ 1,036,713      $1,575,508     $  668,140   $ 9,780,184
                           ==========    ==========    ===========      ==========     ==========   ===========
  Units Owned by
   Participants..........   3,827,879       341,500         69,903          92,387         57,463       453,075
  Unit Values............  $ 1.428803    $16.997983    $ 14.830726      $17.053346     $11.627401   $ 21.586237

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                           THE GEORGE     HEALTH
                           PUTNAM FUND   SCIENCES
                            OF BOSTON      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS
  Investments
    Number of Shares.....      52,176       41,064
                           ==========   ==========
    Cost.................  $  544,715   $  470,432
                           ==========   ==========
    Market Value.........  $  526,458   $  410,645
  Due from Hartford Life
   Insurance Company.....       1,026       --
  Receivable from fund
   shares sold...........      --              112
  Other assets...........           0            6
                           ----------   ----------
  Total Assets...........     527,484      410,763
                           ----------   ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --              112
  Payable for fund shares
   purchased.............       1,025       --
  Other liabilities......      --           --
                           ----------   ----------
  Total Liabilities......       1,025          112
                           ----------   ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $  526,459   $  410,651
                           ==========   ==========
  Units Owned by
   Participants..........      47,996       40,941
  Unit Values............  $10.968792   $10.030350

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                           OTC &      AMERICAN       GROWTH
                            INVESTORS    EMERGING    GOVERNMENT   OPPORTUNITIES   RESEARCH     SMALL CAP
                              FUND      GROWTH FUND  INCOME FUND      FUND          FUND      VALUE FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -------------  -----------  -----------
ASSETS
  Investments
    Number of Shares.....      77,188       27,164        26,498        6,878        41,534       17,066
                            =========    =========   ===========    =========    ==========   ==========
    Cost.................   $ 772,081    $ 388,241   $   301,377    $  49,061    $  513,299   $  252,781
                            =========    =========   ===========    =========    ==========   ==========
    Market Value.........   $ 605,923    $ 129,028   $   311,084    $  28,752    $  387,100   $  262,482
  Due from Hartford Life
   Insurance Company.....       1,245       --           --           --              2,342          512
  Receivable from fund
   shares sold...........      --           --               117      --             --           --
  Other assets...........          24            6       --           --             --                3
                            ---------    ---------   -----------    ---------    ----------   ----------
  Total Assets...........     607,192      129,034       311,201       28,752       389,442      262,997
                            ---------    ---------   -----------    ---------    ----------   ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --           --               117      --             --           --
  Payable for fund shares
   purchased.............       1,245       --           --           --              2,341          512
  Other liabilities......      --           --           --           --             --           --
                            ---------    ---------   -----------    ---------    ----------   ----------
  Total Liabilities......       1,245       --               117      --              2,341          512
                            ---------    ---------   -----------    ---------    ----------   ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $ 605,947    $ 129,034   $   311,084    $  28,752    $  387,101   $  262,485
                            =========    =========   ===========    =========    ==========   ==========
  Units Owned by
   Participants..........      77,584       26,884        25,805        7,319        35,482       15,531
  Unit Values............   $7.810233    $4.799660   $ 12.055137    $3.928574    $10.909872   $16.900218

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED JUNE 30, 2002

                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $ 2,886      $ 147,465
                             -------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................     --             --
                             -------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (5,145)           175
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     18,645       (124,322)
                             -------      ---------
    Net gain (loss) on
     investments.........     13,500       (124,147)
                             -------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $16,386      $  23,318
                             =======      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                                                INTERNATIONAL
                            GLOBAL ASSET      GLOBAL     GROWTH AND   HIGH YIELD                 GROWTH AND
                           ALLOCATION FUND  GROWTH FUND  INCOME FUND     FUND      INCOME FUND   INCOME FUND
                             SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -----------  -----------  -----------  -----------  -------------
INVESTMENT INCOME:
  Dividends..............     $  29,168      $  14,900   $   403,827   $ 415,895    $ 97,388        $2,070
                              ---------      ---------   -----------   ---------    --------        ------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --           --           --          --            --
                              ---------      ---------   -----------   ---------    --------        ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (833)      (156,547)     (277,439)     (1,060)        243          (877)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (102,382)      (570,037)   (1,849,473)   (505,123)    (40,520)        4,924
                              ---------      ---------   -----------   ---------    --------        ------
    Net gain (loss) on
     investments.........      (103,215)      (726,584)   (2,126,912)   (506,183)    (40,278)        4,048
                              ---------      ---------   -----------   ---------    --------        ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ (74,047)     $(711,684)  $(1,723,085)  $ (90,288)   $ 57,110        $6,118
                              =========      =========   ===========   =========    ========        ======

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                                          INTERNATIONAL NEW
                           INTERNATIONAL    OPPORTUNITIES
                            GROWTH FUND         FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $  6,209         $ 1,684
                              --------         -------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --
                              --------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          899            (545)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (35,253)         (4,095)
                              --------         -------
    Net gain (loss) on
     investments.........      (34,354)         (4,640)
                              --------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(28,144)        $(2,955)
                              ========         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                             NEW
                              MONEY     OPPORTUNITIES   NEW VALUE   UTILITIES GROWTH
                           MARKET FUND      FUND          FUND      AND INCOME FUND   VISTA FUND   VOYAGER FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -------------  -----------  ----------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............    $42,202     $   --         $  40,346      $  58,014       $  --       $    88,839
                             -------     -----------    ---------      ---------       ---------   -----------
CAPITAL GAINS INCOME
 (LOSS)..................     --             --            --            --               --           --
                             -------     -----------    ---------      ---------       ---------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --             (81,147)      (3,526)       (18,675)         (6,157)      (75,652)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     --          (1,530,812)    (112,484)      (331,303)       (152,739)   (2,009,286)
                             -------     -----------    ---------      ---------       ---------   -----------
    Net gain (loss) on
     investments.........     --          (1,611,959)    (116,011)      (349,978)       (158,896)   (2,084,938)
                             -------     -----------    ---------      ---------       ---------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $42,202     $(1,611,959)   $ (75,664)     $(291,964)      $(158,896)  $(1,996,099)
                             =======     ===========    =========      =========       =========   ===========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                           THE GEORGE     HEALTH
                           PUTNAM FUND   SCIENCES
                            OF BOSTON      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............   $ 12,102     $    324
                            --------     --------
CAPITAL GAINS INCOME
 (LOSS)..................     --           --
                            --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         13       (6,645)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (31,940)     (68,508)
                            --------     --------
    Net gain (loss) on
     investments.........    (31,927)     (75,153)
                            --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(19,825)    $(74,828)
                            ========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                           OTC &      AMERICAN       GROWTH
                            INVESTORS    EMERGING    GOVERNMENT   OPPORTUNITIES   RESEARCH     SMALL CAP
                              FUND      GROWTH FUND  INCOME FUND      FUND          FUND      VALUE FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............   $   2,468    $ --          $ 6,870       $--          $  2,902      $ 2,923
                            ---------    --------      -------       -------      --------      -------
CAPITAL GAINS INCOME
 (LOSS)..................      --          --           --            --            --           --
                            ---------    --------      -------       -------      --------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (3,760)    (12,427)          18           (26)          (63)      (2,500)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (112,948)    (20,639)       3,620        (6,439)      (68,740)        (574)
                            ---------    --------      -------       -------      --------      -------
    Net gain (loss) on
     investments.........    (116,708)    (33,066)       3,638        (6,465)      (68,803)      (3,074)
                            ---------    --------      -------       -------      --------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(114,239)   $(33,066)     $10,508       $(6,465)     $(65,901)     $  (151)
                            =========    ========      =======       =======      ========      =======

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD ENDED JUNE 30, 2002

                           ASIA PACIFIC  DIVERSIFIED
                           GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment
   income................    $  2,886    $  147,465
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........      (5,145)          175
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      18,645      (124,322)
                             --------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      16,386        23,318
                             --------    ----------
UNIT TRANSACTIONS:
  Purchases..............      --            --
  Net transfers..........     (48,195)      188,223
  Surrenders for benefit
   payments and fees.....         (33)      (20,331)
  Net loan activity......        (660)       --
  Cost of insurance......      (4,576)      (22,015)
                             --------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (53,464)      145,877
                             --------    ----------
  Net increase (decrease)
   in net assets.........     (37,079)      169,195
NET ASSETS:
  Beginning of period....     352,556     1,636,613
                             --------    ----------
  End of period..........    $315,477    $1,805,808
                             ========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                                                    INTERNATIONAL
                            GLOBAL ASSET       GLOBAL       GROWTH AND    HIGH YIELD                 GROWTH AND
                           ALLOCATION FUND   GROWTH FUND    INCOME FUND      FUND      INCOME FUND   INCOME FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -------------  -------------  -----------  -----------  -------------
OPERATIONS:
  Net investment
   income................    $   29,168      $    14,900    $   403,827   $  415,895   $   97,388      $  2,070
  Capital gains income...       --               --             --            --           --           --
  Net realized gain
   (loss) on security
   transactions..........          (833)        (156,547)      (277,439)      (1,060)         243          (877)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (102,382)        (570,037)    (1,849,473)    (505,123)     (40,520)        4,924
                             ----------      -----------    -----------   ----------   ----------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (74,047)        (711,684)    (1,723,085)     (90,288)      57,110         6,118
                             ----------      -----------    -----------   ----------   ----------      --------
UNIT TRANSACTIONS:
  Purchases..............       --               --             --            --           --           --
  Net transfers..........        19,120         (151,251)      (144,807)    (120,398)     198,320        42,002
  Surrenders for benefit
   payments and fees.....       (42,538)        (694,338)    (1,192,740)     (83,102)     (21,606)       (3,495)
  Net loan activity......         1,009           (7,445)       (19,796)      (4,241)         199          (659)
  Cost of insurance......       (19,275)         (63,931)      (235,409)     (45,432)     (24,912)       (3,767)
                             ----------      -----------    -----------   ----------   ----------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (41,684)        (916,965)    (1,592,752)    (253,172)     152,001        34,081
                             ----------      -----------    -----------   ----------   ----------      --------
  Net increase (decrease)
   in net assets.........      (115,731)      (1,628,649)    (3,315,837)    (343,460)     209,111        40,199
NET ASSETS:
  Beginning of period....     1,604,753        5,700,354     19,964,887    3,544,494    1,779,077       274,764
                             ----------      -----------    -----------   ----------   ----------      --------
  End of period..........    $1,489,022      $ 4,071,705    $16,649,050   $3,201,034   $1,988,189      $314,962
                             ==========      ===========    ===========   ==========   ==========      ========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                                          INTERNATIONAL NEW
                           INTERNATIONAL    OPPORTUNITIES       MONEY
                            GROWTH FUND         FUND         MARKET FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -----------------  -----------
OPERATIONS:
  Net investment
   income................     $  6,209        $  1,684       $   42,202
  Capital gains income...      --              --                --
  Net realized gain
   (loss) on security
   transactions..........          899            (545)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (35,253)         (4,095)          --
                              --------        --------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (28,144)         (2,955)          42,202
                              --------        --------       ----------
UNIT TRANSACTIONS:
  Purchases..............      --              --               205,722
  Net transfers..........      216,864           4,777         (277,309)
  Surrenders for benefit
   payments and fees.....       (1,408)            (53)        (593,241)
  Net loan activity......         (917)         (3,978)         343,030
  Cost of insurance......       (8,347)         (2,330)         (74,334)
                              --------        --------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      206,191          (1,584)        (396,132)
                              --------        --------       ----------
  Net increase (decrease)
   in net assets.........      178,047          (4,539)        (353,930)
NET ASSETS:
  Beginning of period....      611,775         202,447        5,823,216
                              --------        --------       ----------
  End of period..........     $789,822        $197,908       $5,469,286
                              ========        ========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                NEW
                           OPPORTUNITIES   NEW VALUE   UTILITIES GROWTH
                               FUND          FUND      AND INCOME FUND   VISTA FUND   VOYAGER FUND
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------  ----------------  -----------  ------------
OPERATIONS:
  Net investment
   income................   $   --        $   40,346      $   58,014      $  --       $    88,839
  Capital gains income...       --            --            --               --           --
  Net realized gain
   (loss) on security
   transactions..........       (81,147)      (3,526)        (18,675)        (6,157)      (75,652)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,530,812)    (112,484)       (331,303)      (152,739)   (2,009,286)
                            -----------   ----------      ----------      ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,611,959)     (75,664)       (291,964)      (158,896)   (1,996,099)
                            -----------   ----------      ----------      ---------   -----------
UNIT TRANSACTIONS:
  Purchases..............       --            --            --               --           --
  Net transfers..........      (303,687)     236,285         (41,943)        30,948      (186,072)
  Surrenders for benefit
   payments and fees.....      (127,977)     (62,433)        (17,929)       (10,295)     (207,924)
  Net loan activity......       (15,953)      --                 199         --           (13,835)
  Cost of insurance......       (87,910)     (12,280)        (23,773)        (8,959)     (141,653)
                            -----------   ----------      ----------      ---------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (535,526)     161,573         (83,447)        11,695      (549,484)
                            -----------   ----------      ----------      ---------   -----------
  Net increase (decrease)
   in net assets.........    (2,147,485)      85,908        (375,411)      (147,202)   (2,545,583)
NET ASSETS:
  Beginning of period....     7,952,288      950,804       1,950,919        815,341    12,325,766
                            -----------   ----------      ----------      ---------   -----------
  End of period..........   $ 5,804,803   $1,036,713      $1,575,508      $ 668,140   $ 9,780,184
                            ===========   ==========      ==========      =========   ===========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT FIVE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                           THE GEORGE     HEALTH
                           PUTNAM FUND   SCIENCES
                            OF BOSTON      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................   $ 12,102     $     324
  Capital gains income...     --            --
  Net realized gain
   (loss) on security
   transactions..........         13        (6,645)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (31,940)      (68,508)
                            --------     ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (19,825)      (74,828)
                            --------     ---------
UNIT TRANSACTIONS:
  Purchases..............     --            --
  Net transfers..........    105,328       (23,646)
  Surrenders for benefit
   payments and fees.....    (24,649)      (22,829)
  Net loan activity......     --              (601)
  Cost of insurance......     (6,183)       (5,894)
                            --------     ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     74,496       (52,971)
                            --------     ---------
  Net increase (decrease)
   in net assets.........     54,671      (127,799)
NET ASSETS:
  Beginning of period....    471,788       538,450
                            --------     ---------
  End of period..........   $526,459     $ 410,651
                            ========     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                           OTC &      AMERICAN       GROWTH
                            INVESTORS    EMERGING    GOVERNMENT   OPPORTUNITIES   RESEARCH     SMALL CAP
                              FUND      GROWTH FUND  INCOME FUND      FUND          FUND      VALUE FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------  -----------  -------------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $   2,468    $ --         $  6,870       $--          $  2,902     $  2,923
  Capital gains income...      --          --           --            --            --           --
  Net realized gain
   (loss) on security
   transactions..........      (3,760)    (12,427)          18           (26)          (63)      (2,500)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (112,948)    (20,639)       3,620        (6,439)      (68,740)        (574)
                            ---------    --------     --------       -------      --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (114,239)    (33,066)      10,508        (6,465)      (65,901)        (151)
                            ---------    --------     --------       -------      --------     --------
UNIT TRANSACTIONS:
  Purchases..............      --          --           --            --            --           --
  Net transfers..........       5,662      35,068       41,289        10,365        34,392      128,666
  Surrenders for benefit
   payments and fees.....      (2,948)     (4,982)         (13)          (15)          (62)     (54,627)
  Net loan activity......      (8,671)     (2,414)      --            --            (1,508)      --
  Cost of insurance......      (8,370)     (1,480)      (3,869)         (290)       (5,086)      (2,592)
                            ---------    --------     --------       -------      --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (14,326)     26,192       37,407        10,059        27,735       71,446
                            ---------    --------     --------       -------      --------     --------
  Net increase (decrease)
   in net assets.........    (128,565)     (6,875)      47,915         3,594       (38,166)      71,295
NET ASSETS:
  Beginning of period....     734,512     135,909      263,169        25,158       425,267      191,190
                            ---------    --------     --------       -------      --------     --------
  End of period..........   $ 605,947    $129,034     $311,084       $28,752      $387,101     $262,485
                            =========    ========     ========       =======      ========     ========

_____________________________________ SA-19 ____________________________________

                        HARTFORD LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                  (UNAUDITED)
                                     ($000)

                                                           AS OF JUNE 30,
 ------------------------------------------------------------------------------

                                                             2002          2001
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $15,578,034   $12,607,357
   Preferred stocks                                           553           500
   Common stocks                                          650,143       992,502
   Mortgage loans                                          85,114        70,167
   Policy loans                                         1,248,619     1,379,844
   Cash and short -- term investments                     429,308       506,691
   Other invested assets                                  742,116       759,525
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS    18,733,887    16,316,586
 ------------------------------------------------------------------------------
   Investment income due and accrued                      257,697       218,884
   Reinsurance Ceded                                      154,246       109,010
   Federal income taxes recoverable                        28,209       126,916
   Deferred tax asset                                      72,643        41,472
   Receivable from affiliates                               7,597        66,799
   Other assets                                           127,572        33,002
   Separate account assets                             67,246,260    66,511,639
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $86,628,111   $83,424,308
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate reserves for life and accident and
    health policies                                   $14,522,419   $14,265,585
   Liability for deposit type contracts                 2,132,967        32,560
   Policy and contract claim liabilities                  129,271       136,108
   Asset valuation reserve                                134,940       262,346
   Remittances and items not allocated                    383,988       345,021
   Accrued expense allowances and other amounts
   Due from separate accounts                          (1,121,525)   (1,309,151)
   Provision for experience rating refunds                168,089       132,221
   Payable for securities                                 260,927       175,769
   General expenses due or accrued                         35,880        43,597
   Taxes, licenses and fee due or accrued                  57,619        54,648
   Other liabilities                                      480,986       389,404
   Separate account liabilities                        67,233,110    66,511,639
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    84,418,671    81,039,747
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common stock                                             5,690         5,690
   Gross paid-in and contributed surplus                1,525,516     1,525,516
   Unassigned funds                                       678,234       853,355
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS     2,209,440     2,384,561
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $86,628,111   $83,424,308
 ------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                        HARTFORD LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                  (UNAUDITED)
                                     ($000)

                                                       FOR THE PERIODS ENDED
                                                             JUNE 30,
 ----------------------------------------------------------------------------
                                                         2002         2001
 ----------------------------------------------------------------------------
 REVENUES
   Premiums and annuity considerations                $4,687,029   $4,403,586
   Annuity and other fund deposits                             0            0
   Net investment income                                 550,253      512,021
   Commissions and expense allowances on
    reinsurance ceded                                     34,059       19,619
   Reserve adjustment on reinsurance ceded               (77,477)     (32,399)
   Fee income                                            464,633      486,073
   Other revenues                                         26,620        9,386
 ----------------------------------------------------------------------------
                                     TOTAL REVENUES    5,685,117    5,398,286
 ----------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Annuity benefits                                      279,297      270,640
   Death, disabillity and other benefits                  11,583       10,088
   Surrenders and other fund withdrawals               3,638,893    3,679,209
   Commissions                                           188,313      195,057
   Increase in aggregate reserves for future
    benefits                                             540,298    1,228,049
   (Decrease) increase in liability for premium and
    other deposit funds                                        0            0
   Net transfers to (from) separate accounts             746,233     (287,553)
   General insurance expenses                            177,421      172,445
   Other expenses                                        124,590       50,155
 ----------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    5,706,628    5,318,090
 ----------------------------------------------------------------------------
   Net (loss) gain from operations before federal
    income tax expense (benefit)                         (21,511)      80,196
   Federal income tax benefit                            (27,812)     (14,502)
   Net gain from operations                                6,301       94,698
   Net realized capital losses, after tax               (103,088)     (11,180)
 ----------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $  (96,787)  $   83,518
 ----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                        HARTFORD LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                  (UNAUDITED)
                                     ($000)

                                                       FOR THE PERIODS ENDED
                                                             JUNE 30,
 ----------------------------------------------------------------------------
                                                         2002         2001
 ----------------------------------------------------------------------------
 COMMON STOCK
 ----------------------------------------------------------------------------
   Beginning and end of year                          $    5,690   $    5,690
 ----------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS
   Balance, beginning of year                          1,525,516      764,676
   Capital contribition                                       --      760,840
 ----------------------------------------------------------------------------
   Balance, end of year                                1,525,516    1,525,516
 ----------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, beginning of year                            880,824    1,202,043
   Net Income                                            (96,787)      83,518
   Change in net unrealized capital (losses) gains
    on common stocks, preferred stocks and other
    invested assets                                     (178,483)    (437,551)
   Change in net deferred income tax                      58,031      (24,442)
   Change in asset valuation reserve                      53,187      (39,807)
   Change in non-admitted assets                         (37,598)      38,585
   Cumulative effect of changes in accounting
    principles                                                --       31,010
   Other                                                    (941)          --
 ----------------------------------------------------------------------------
   Balance, end of year                                  678,233      853,356
 ----------------------------------------------------------------------------
 CAPITAL AND SURPLUS
 ----------------------------------------------------------------------------
   End of year                                        $2,209,439   $2,384,562
 ----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                        HARTFORD LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                  (UNAUDITED)
                                     ($000)

                                                        FOR THE PERIOD ENDED
                                                              JUNE 30,
 ------------------------------------------------------------------------------

                                                             2002          2001
 ------------------------------------------------------------------------------
 OPERATING ACTIVITIES
   Premiums and annuity considerations                $ 5,171,990   $ 4,406,734
   Net investment income                                  550,132       506,846
   Fee income                                             464,633       487,751
   Commissions and expense allowances on
    reinsurance ceded                                     (43,418)      (14,129)
   Other income                                            27,514        16,190
 ------------------------------------------------------------------------------
                                       TOTAL INCOME     6,170,851     5,403,392
 ------------------------------------------------------------------------------
   Benefits paid                                        3,991,571     3,851,628
   Federal income tax (benefits) payments                 (11,686)       62,235
   Net transfers to separate accounts                     728,792       (14,645)
   General insurance expenses                             184,576       184,807
   Other expenses                                         229,281       372,430
 ------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES     5,122,534     4,456,455
 ------------------------------------------------------------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES     1,048,317       946,937
 ------------------------------------------------------------------------------
 INVESTING ACTIVITIES
   PROCEEDS FROM INVESTMENTS SOLD
   Bonds                                                2,418,523     2,138,580
   Common stocks                                               --         1,000
   Mortgage loans                                          55,386        95,995
   Other                                                  463,287        (2,250)
 ------------------------------------------------------------------------------
                                INVESTMENT PROCEEDS     2,937,196     2,233,325
 ------------------------------------------------------------------------------
   COST OF INVESTMENTS ACQUIRED
   Bonds                                                3,812,309     3,185,068
   Common stocks                                            2,502       762,293
   Mortgage loans                                          64,366            --
   Real estate                                                 --            --
   Other                                                  134,975        35,122
 ------------------------------------------------------------------------------
                         TOTAL INVESTMENTS ACQUIRED     4,014,152     3,982,483
 ------------------------------------------------------------------------------
             NET CASH USED FOR INVESTING ACTIVITIES   $(1,076,956)  $(1,749,158)
 ------------------------------------------------------------------------------
 FINANCING AND MISCELLANEOUS ACTIVITIES
   Capital contribution                                         0       760,840
   Net other cash used                                    (40,250)      (57,729)
 ------------------------------------------------------------------------------
          NET CASH (USED FOR) PROVIDED BY FINANCING
                       AND MISCELLANEOUS ACTIVITIES       (40,250)      703,111
 ------------------------------------------------------------------------------
   Net decrease in cash and short-term investments        (68,889)      (99,110)
   Cash and Short-Term Investments, Beginning of
    Year                                                  498,197       605,801
 ------------------------------------------------------------------------------
   CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $   429,308   $   506,691
 ------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

(b)  Not Applicable.

(c)  Principal Underwriting Agreement.(2)

(d)  Form of Modified Single Premium Variable Life Insurance Policy.(1)

(e) Form of Application for Modified Single Premium Variable Life Insurance Policies.(1)

(f)  Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)

(g)  Form of Reinsurance Contract.(4)

(h)  Form of Participation Agreement.(4)

(i)  Not Applicable.

(j)  Not Applicable.

(k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(l)  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.(5)

(m)  Not Applicable.

(n)  Not Applicable.(6)

(o)  No financial statement will be omitted.

(p)  Not Applicable.

(q)  Memorandum describing transfer and redemption procedures.

(r)  Power of Attorney.

(s)  Organizational Chart.(7)

---------------------------

(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, File No. 33-83656, filed on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, File No. 33-83656, filed on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement, File No. 333-66343, filed on February 8, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement, File No. 33-83656, filed on April 13, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement, File No. 33-83656, filed on April 10, 2002.

(6) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(7) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, File No. 333-69485, filed on April 8, 2002.

Item 28.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael B. Cefole                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President & Chief Accounting Officer
-------------------------------------------- -------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan Hess                                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Gary J. Miller                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President and Assistant General Counsel
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
David T. Schrandt                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

----------------------------
   *Denotes Board of Directors

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27(s).

Item 30: Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b).
Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account One
              Hartford Life Insurance Company - Separate Account Two
              Hartford Life Insurance Company - Separate Account Two (DC
                Variable Account I)
              Hartford Life Insurance Company - Separate Account Two (DC
                Variable Account II)
              Hartford Life Insurance Company - Separate Account Two (QP
                Variable Account)
              Hartford Life Insurance Company - Separate Account Two (Variable
                Account "A")
              Hartford Life Insurance Company - Separate Account Two (NQ
                Variable Account)
              Hartford Life Insurance Company - Separate Account Ten
              Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five
              Hartford Life Insurance Company - Separate Account Seven

              Hartford Life Insurance Company - Separate Account Eleven
              Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account
                Three
              Hartford Life and Annuity Insurance Company - Separate Account
                Five
              Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account
                Seven
              Hart Life Insurance Company VA - Separate Account One
              Hart Life Insurance Company VL - Separate Account Two
              American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company of America VA - Separate Account One Servus Life Insurance Company of America VL - Separate Account Two

         (b)  Directors and Officers of HSD

              Name                      Positions and Offices With Underwriter
              ----                      --------------------------------------
              David A. Carlson          Vice President
              Bruce W. Ferris           Vice President
              David T. Foy              Treasurer, Director
              George R. Jay             Controller
              Ryan Johnson              Vice President
              Stephen T. Joyce          Vice President
              Thomas M. Marra           President, Chief Executive Officer and
                                        Chairman of the Board, Director
              Christine Hayer Repasy    Senior Vice President, General Counsel and
                                        Corporate Secretary
              John C. Walters           Executive Vice President, Director

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES
                                   ----------


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 30th day of August, 2002.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

By: David T. Foy                                    By:  /s/ Marianne O'Doherty
    ---------------------------------------------        ----------------------
    David T. Foy, Senior Vice President, Chief           Marianne O'Doherty
    Financial Officer & Treasurer*                       Attorney-In-Fact


HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By: David T. Foy
    ---------------------------------------------
    David T. Foy, Senior Vice President, Chief
    Financial Officer & Treasurer*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Christine Hayer Repasy, Senior Vice President,       By:  /s/ Marianne O'Doherty
     General Counsel & Corporate Secretary,               ----------------------
     Director*                                                Marianne O'Doherty
John C. Walters, Executive Vice President,                    Attorney-In-Fact
     Director*
Lizabeth H. Zlatkus, Executive Vice President,       Date: August 30, 2002
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*


33-83656

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.4  Power of Attorney.